Goodwill and Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets
Goodwill and Intangible Assets

5.    Goodwill and Intangible Assets

As of September 30, 2021 and December 31, 2020, the carrying value of goodwill was $244.7 million and $227.3 million, respectively. The total change in the carrying value of goodwill was primarily related to $17.1 million from the Meetrics acquisition. The remaining change in goodwill was deemed immaterial.

The following table summarizes the Company’s intangible assets and related accumulated amortization:

	September 30, 2021			December 31, 2020
	Gross Carrying	Accumulated	Net Carrying	Gross Carrying	Accumulated	Net Carrying
(in thousands)	Amount	Amortization	Amount	Amount	Amortization	Amount
Trademarks and brands	11,736	(3,200)	8,536	11,690	(2,562)	9,128
Customer relationships	109,301	(34,194)	75,107	102,220	(27,720)	74,500
Developed technology	65,599	(31,604)	33,995	63,210	(25,128)	38,082
Non-compete agreements	69	(2)	67	—	—	—
Total intangible assets	$186,705	$(69,000)	$117,705	$177,120	$(55,410)	$121,710

Amortization expense for the three months ended September 30, 2021 and September 30, 2020 is $4.6 million and $4.4 million, respectively. Amortization expense related to intangible assets amounted to $13.5 million and $13.4 million for the nine months ended September 30, 2021 and September 30, 2020, respectively.

Estimated future expected amortization expense of intangible assets as of September 30, 2021 is as follows:

(in thousands)
2021	$4,755
2022	19,001
2023	18,929
2024	17,303
2025	15,146
2026	10,283
Thereafter	32,288
Total	$117,705

The weighted-average remaining useful life by major asset classes as of September 30, 2021 is as follows:

(In years)
Trademarks and brands	11
Customer relationships	8
Developed technology	4
Non-compete agreements	2

There were no impairments identified during the nine months ended September 30, 2021 or September 30, 2020.

5. Goodwill and Intangible Assets

The following is a summary of changes to the goodwill carrying value from December 31, 2018 through December 31, 2019:

Goodwill as of December 31, 2018	$174,204
Business combinations (Zentrick and Ad‑Juster)	53,181
Foreign exchange impact	(36)
Goodwill as of December 31, 2019	$227,349

There were no changes to the goodwill carrying value from December 31, 2019 through December 31, 2020. The foreign exchange impact on Goodwill was immaterial for the period.

The following table summarizes the Company’s intangible assets and related accumulated amortization:

	As of December 31, 2020			As of December 31, 2019
	Gross		Net	Gross		Net
	Carrying	Accumulated	Carrying	Carrying	Accumulated	Carrying
(in thousands)	Amount	Amortization	Amount	Amount	Amortization	Amount
Trademarks and brands	11,690	(2,562)	9,128	11,690	(1,718)	9,972
Customer relationships	102,220	(27,720)	74,500	102,220	(19,148)	83,072
Developed Technology	63,210	(25,128)	38,082	63,184	(16,607)	46,577
Total intangible assets	$177,120	$(55,410)	$121,710	$177,094	$(37,473)	$139,621

Amortization expense related to intangible assets amounted to $17.9 million, $17.1 million, and $15.6 million for the years ended December 31, 2020, 2019 and 2018, respectively.

Estimated future expected amortization expense of intangible assets as of December 31, 2020, is as follows:

(in thousands)
2021	$17,860
2022	17,860
2023	17,825
2024	16,205
Thereafter	51,960
Total	$121,710

The weighted-average remaining useful life by major asset classes as of December 31, 2020 is as follows:

(In years)
Trademarks and brands	11
Customer relationships	9
Developed Technology	5

There were no impairments identified during the years ended December 31, 2020, 2019 and 2018.